OTHER ASSETS, CURRENT (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets Current

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Deposits	22,832	17,837	2,834
Advances to suppliers	14,913	24,452	3,885
Prepaid expenses	33,275	31,838	5,059
Interest receivable	5,994	17,818	2,831
Receivables from employees	25,014	7,425	1,180
Receivables from service providers	682	5,114	812
Receivables from financial institutions	—	200,494	31,855
Other	944	10,034	1,594

	103,654	315,012	50,050